Convertible Debentures And Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value [Member]
Liabilities:
Total liabilities	$ 84,686	$ 32,203
Fair Value [Member] | 2021 Bridge Debentures [Member]
Liabilities:
Total liabilities	37,953	32,203
Fair Value [Member] | 2022 Bridge Debentures [Member]
Liabilities:
Total liabilities	46,733
Level 1 [Member]
Liabilities:
Total liabilities
Level 1 [Member] | 2021 Bridge Debentures [Member]
Liabilities:
Total liabilities
Level 1 [Member] | 2022 Bridge Debentures [Member]
Liabilities:
Total liabilities
Level 2 [Member]
Liabilities:
Total liabilities
Level 2 [Member] | 2021 Bridge Debentures [Member]
Liabilities:
Total liabilities
Level 2 [Member] | 2022 Bridge Debentures [Member]
Liabilities:
Total liabilities
Level 3 [Member]
Liabilities:
Total liabilities	84,686	32,203
Level 3 [Member] | 2021 Bridge Debentures [Member]
Liabilities:
Total liabilities	37,953	$ 32,203
Level 3 [Member] | 2022 Bridge Debentures [Member]
Liabilities:
Total liabilities	$ 46,733